UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21866

NEXPOINT FUNDS I

(Exact name of registrant as specified in charter)

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

NexPoint Asset Management, L.P.

300 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

(b) Not applicable.

NexPoint Funds I

NexPoint Event Driven Fund

Class A Shares - HHCAX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class A Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class A Shares	$268	2.62%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class A returned 4.51% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class A Shares, With Load* - $9963	Class A Shares, Without Load - $10543	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$9450	$10000	$10000	$10000
Jun/16	$7001	$7408	$10600	$10399
Jun/17	$7050	$7460	$10567	$12260
Jun/18	$7932	$8393	$10525	$14023
Jun/19	$8623	$9125	$11353	$15483
Jun/20	$9454	$10005	$12345	$16645
Jun/21	$11173	$11823	$12304	$23436
Jun/22	$8476	$8969	$11038	$20948
Jun/23	$8818	$9332	$10934	$25053
Jun/24	$9533	$10087	$11222	$31204
Jun/25	$9963	$10543	$11904	$35936

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

* Reflects 5.50% maximum sales charge.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class A Shares, With Load*	-1.26%	-0.08%	-0.04%
Class A Shares, Without Load	4.51%	1.05%	0.53%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class A Shares - HHCAX

Annual Shareholder Report: June 30, 2025

HHCAX-AR-2025

NexPoint Funds I

NexPoint Event Driven Fund

Class C Shares - HHCCX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class C Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class C Shares	$333	3.27%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class C returned 3.82% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Class C Shares, With Load* - $9906	Class C Shares, Without Load - $9906	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$9900	$10000	$10000	$10000
Jun/16	$7300	$7374	$10600	$10399
Jun/17	$7381	$7381	$10567	$12260
Jun/18	$8246	$8246	$10525	$14023
Jun/19	$8909	$8909	$11353	$15483
Jun/20	$9706	$9706	$12345	$16645
Jun/21	$11396	$11396	$12304	$23436
Jun/22	$8591	$8591	$11038	$20948
Jun/23	$8882	$8882	$10934	$25053
Jun/24	$9541	$9541	$11222	$31204
Jun/25	$9906	$9906	$11904	$35936

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

* Reflects 1.00% maximum deferred sales change applicable to redemptions within the first year.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund
Class C Shares, With Load*	2.82%	0.41%	-0.09%
Class C Shares, Without Load	3.82%	0.41%	-0.09%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class C Shares - HHCCX

Annual Shareholder Report: June 30, 2025

HHCCX-AR-2025

NexPoint Funds I

NexPoint Event Driven Fund

Class Z Shares - HHCZX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class Z Shares of the NexPoint Event Driven Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/event-driven-fund/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Event Driven Fund, Class Z Shares	$233	2.27%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Event Driven Fund (the “Fund”) Class Z returned 4.88% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the federal funds rate cut and a selloff in the Fund's risk assets. The idiosyncratic nature of the Event Driven Fund ensures non-correlated returns to traditional indices. Our correlation to the Bloomberg U.S. Aggregate Bond Index further decreased to 0.077.

  Top Contributor: DS Smith PLC

  Top Detractor: Carestream Health, Inc. Term Loan

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	NexPoint Event Driven Fund, Class Z Shares - $10936	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904	S&P 500 Index (TR) - $35936
Jun/15	$10000	$10000	$10000
Jun/16	$7436	$10600	$10399
Jun/17	$7523	$10567	$12260
Jun/18	$8490	$10525	$14023
Jun/19	$9262	$11353	$15483
Jun/20	$10198	$12345	$16645
Jun/21	$12090	$12304	$23436
Jun/22	$9205	$11038	$20948
Jun/23	$9610	$10934	$25053
Jun/24	$10427	$11222	$31204
Jun/25	$10936	$11904	$35936

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/event-driven-fund/ for current month-end performance.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Event Driven Fund, Class Z Shares	4.88%	1.41%	0.90%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%
S&P 500 Index (TR)	15.16%	16.64%	13.65%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$83,447,787	123	$400,515	397%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-20.9%
Exchange-Traded Funds Sold Short	-3.5%
Derivative Contracts (Net)	-0.4%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Cash Equivalents	0.7%
Master Limited Partnerships	2.4%
U.S. Senior Loans	4.8%
Corporate Obligations	18.6%
Common Stocks	100.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
Juniper Networks	4.4%
Hess	4.2%
CI Financial	4.1%
AvidXchange Holdings	3.9%
TXNM Energy	3.8%
Short Securities
Chevron	-4.5%
Triumph Group	-2.4%
Viper Energy	-2.1%
Global X U.S. Infrastructure Development ETF	-1.9%
Constellation Energy Corp.	-1.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/event-driven-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Event Driven Fund / Class Z Shares - HHCZX

Annual Shareholder Report: June 30, 2025

HHCZX-AR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class A Shares - HMEAX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class A Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class A Shares	$226	2.20%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class A returned 5.48% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class A Shares, With Load* - $15177	Class A Shares, Without Load - $16060	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11191
Aug/16	$9450	$10000	$10000
Jun/17	$10270	$10867	$9934
Jun/18	$10489	$11099	$9895
Jun/19	$11089	$11734	$10674
Jun/20	$11950	$12645	$11606
Jun/21	$12907	$13659	$11568
Jun/22	$13216	$13986	$10377
Jun/23	$13376	$14155	$10280
Jun/24	$14388	$15226	$10550
Jun/25	$15177	$16060	$11191

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

* Reflects 5.50% maximum sales charge.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class A Shares, With Load*	-0.30%	3.71%	4.82%
Class A Shares, Without Load	5.48%	4.90%	5.49%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.28%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class A Shares - HMEAX

Annual Shareholder Report: June 30, 2025

HMEAX-AR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class C Shares - HMECX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class C Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class C Shares	$292	2.85%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class C returned 4.75% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Class C Shares, With Load* - $15155	Class C Shares, Without Load - $16755	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11191
Aug/16	$9900	$10000	$10000
Dec/16	$10133	$10236	$9713
Jun/17	$11827	$10806	$9934
Jun/18	$10971	$10971	$9895
Jun/19	$12735	$11519	$10674
Jun/20	$13627	$12326	$11606
Jun/21	$14628	$13231	$11568
Jun/22	$13454	$13454	$10377
Jun/23	$14960	$13531	$10280
Jun/24	$14468	$15995	$10550
Jun/25	$15155	$16755	$11191

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

* Reflects 1.00% maximum deferred sales change applicable to redemptions within the first year.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
NexPoint Merger Arbitrage Fund
Class C Shares, With Load*	3.75%	4.22%	4.80%
Class C Shares, Without Load	4.75%	4.22%	4.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.28%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class C Shares - HMECX

Annual Shareholder Report: June 30, 2025

HMECX-AR-2025

NexPoint Funds I

NexPoint Merger Arbitrage Fund

Class Z Shares - HMEZX

Annual Shareholder Report: June 30, 2025

This annual shareholder report contains important information about Class Z Shares of the NexPoint Merger Arbitrage Fund (the "Fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.nexpoint.com/funds/merger-arbitrage/. You can also request this information by contacting us at 1-877-655-1287.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Merger Arbitrage Fund, Class Z Shares	$190	1.85%

How did the Fund perform in the last year?

For the twelve-month period ended June 30, 2025, the NexPoint Merger Arbitrage Fund (the “Fund”) Class Z returned 5.83% compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08%. This underperformance of the Bloomberg U.S. Aggregate Bond Index is largely attributable to the Fund’s lower sensitivity to interest rate movements and its focus on idiosyncratic opportunities. These opportunities received less of a benefit from the Federal Reserve’s rate cuts and the subsequent rally in fixed income markets. Our correlation to the Bloomberg U.S. Aggregate Bond Index remained low at 0.046 for the period. The opportunities within the Merger Arbitrage space remain attractive and the Fund’s consistent performance is attributable to our active management of the Fund.

  Top Contributor: Endeavor Group (EDR) / Silver Lake Management LLC (Private Equity): Endeavor Group Holdings, Inc. — a global sports and entertainment company — was acquired by Silver Lake Technology Management, LLC, its largest shareholder, for $27.50 per outstanding share not owned by Silver Lake, approximately 62.63% of shares..

  Top Detractor: HEES / HRI: H&E Equipment Services, Inc. — an integrated equipment services company focused on heavy construction and industrial equipment — agreed to be acquired by Herc Holdings for $5.3 billion.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	NexPoint Merger Arbitrage Fund, Class Z Shares - $18358	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $11904
Jun/15	$10000	$10000
Jun/16	$10990	$10600
Jun/17	$12074	$10567
Jun/18	$12384	$10525
Jun/19	$13135	$11353
Jun/20	$14196	$12345
Jun/21	$15393	$12304
Jun/22	$15814	$11038
Jun/23	$16068	$10934
Jun/24	$17346	$11222
Jun/25	$18358	$11904

The line graph represents historical performance of a hypothetical investment of $- in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-655-1287 or visit https://www.nexpoint.com/funds/merger-arbitrage/ for current month-end performance.

Average Annual Total Returns as of June 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Merger Arbitrage Fund, Class Z Shares	5.83%	5.28%	6.26%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	6.08%	-0.73%	1.76%

Key Fund Statistics as of June 30, 2025

Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,097,942,154	70	$7,272,631	406%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Common Stocks Sold Short	-6.8%
Derivative Contracts (Net)	-0.2%
Purchased Put Options	0.0%
Rights	0.0%
Repurchase Agreement	0.0%
Warrants	0.1%
Asset-Backed Securities	1.3%
U.S. Senior Loans	2.3%
Corporate Obligations	9.1%
Cash Equivalents	15.7%
Common Stocks	70.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Positions

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Long Securities
SpringWorks Therapeutics	6.4%
Skechers USA	6.3%
Juniper Networks	5.1%
Blueprint Medicines	5.0%
Walgreens Boots Alliance	4.1%
Short Securities
Chevron	-3.2%
Viper Energy	-2.0%
Triumph Group	-1.2%
James Hardie Industries PLC ADR	-0.4%
Juniper Networks, Inc.	-0.3%
Footnote	Description
Footnote(A)	Cash Equivalents and Short-Term Investments are not shown in the top positions chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-655-1287

  https://www.nexpoint.com/funds/merger-arbitrage/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-877-655-1287. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-655-1287 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NexPoint Funds I

NexPoint Merger Arbitrage Fund / Class Z Shares - HMEZX

Annual Shareholder Report: June 30, 2025

HMEZX-AR-2025

Item 2. Code of Ethics.

(a)

NexPoint Funds I (the “Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waiver, including any implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)

The Registrant’s code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed herewith as Exhibit (a)(1).

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees (the “Board”) has determined that Bryan A. Ward, a member of the Audit & Qualified Legal Compliance Committee of the Board (the “Audit Committee”), is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”) in Item 3 of Form N-CSR. Mr. Ward is “independent” as defined by the SEC for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $98,000 for the fiscal year ended June 30, 2024 and $98,000 for the fiscal year ended June 30, 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2025.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,000 for the fiscal year ended June 30, 2024 and $12,000 for the fiscal year ended June 30, 2025. Such services related to assistance on the Registrant’s tax returns and excise tax calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2025.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. (As used below, the term “Funds” includes the Registrant.)

The Audit Committee shall:

(a)

have direct responsibility for the appointment, compensation, retention and oversight of the Funds’ independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

(b)

review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Funds and all non-audit services to be provided by the independent auditors to the Funds’ investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an “Adviser Affiliate”) that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds; and

(c)	establish, to the extent permitted by law and deemed appropriate by the Audit Committee, detailed pre-approval policies and procedures for such services; and

(d)

review and consider whether the independent auditors’ provision of any non-audit services to the Funds, the Funds’ investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	100%

(c)	100%

(d)	100%

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and an Adviser Affiliate that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $0 for the fiscal year ended June 30, 2024 and $0 for the fiscal year ended June 30, 2025.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and an Adviser Affiliate that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee, the Audit and Qualified Legal Compliance Committee, established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. It is composed of the following Trustees, each of whom is not an “interested person” as defined in the 1940 Act:

Dr. Bob Froehlich

Ethan Powell

Bryan A. Ward

Dorri McWhorter

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies

Financial statements and financial highlights are filed herein.

JUNE 30, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

NexPoint Funds I

NexPoint Event Driven Fund

NexPoint Merger Arbitrage Fund

FINANCIAL STATEMENTS

June 30, 2025	NexPoint Funds I

A GUIDE TO UNDERSTANDING EACH FUND’S FINANCIAL STATEMENTS

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.
Statements of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.
Statements of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.
Statements of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statements of Changes in Net Assets also details changes in the number of shares outstanding.
Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.
Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).
Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

ANNUAL FINANCIALS AND OTHER INFORMATION | 1

Investment Portfolio

As of June 30, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock – 100.5%
COMMUNICATION SERVICES – 4.2%
75,640	Frontier Communications Parent (a)(b)	2,753,296
129,200	Lionsgate Studios Corp. (a)(b)	750,654

		3,503,950

CONSUMER DISCRETIONARY – 11.5%
1,208,054	Deliveroo, Class A (b)	2,911,951
5,000	Dick’s Sporting Goods (a)	989,050
81,443	PlayAGS (a)(b)	1,017,223
45,900	Skechers USA, Class A (a)(b)	2,896,290
44,041	Victoria’s Secret (b)	815,639
31,400	YETI Holdings (a)(b)	989,728

		9,619,881

CONSUMER STAPLES – 12.0%
30,586	Calavo Growers (a)	813,282
179,574	Coty, Class A (b)	835,019
24,115	Kellanova (a)	1,917,866
39,410	Kenvue (a)	824,851
15,687	Lamb Weston Holdings (a)	813,371
6,727	Reckitt Benckiser Group	456,769
23,850	Reynolds Consumer Products (a)	510,867
25,778	Simply Good Foods (a)(b)	814,327
255,804	Walgreens Boots Alliance (a)	2,936,630

		9,922,982

ENERGY – 11.8%
4,000	Diamondback Energy (a)	549,600
11,200	Frontline (a)	183,792
98,000	Green Plains, Inc. (a)(b)	590,940
25,368	Hess (a)	3,514,483
129,613	John Wood Group PLC (b)	23,901
408,240	Martin Midstream Partners	1,204,308
30,630	Parkland	864,689
9,173	Phillips 66 (a)	1,094,339
96,270	Sitio Royalties, Class A (a)	1,769,442
11,333	Talos Energy, Inc. (a)(b)	96,104

		9,891,598

FINANCIALS – 14.3%
330,950	AvidXchange Holdings (b)	3,240,001
148,155	CI Financial	3,440,844
8,737	Enstar Group (a)(b)	2,938,777
311,837	Global Blue Group Holding (b)	2,329,422

		11,949,044

HEALTHCARE – 6.2%
Biotechnology – 3.4%
22,042	Blueprint Medicines (a)(b)	2,825,343

Health Care Equipment & Supplies – 0.8%
50,158	Bausch + Lomb (a)(b)	652,556

Life Sciences Tools & Services – 2.0%
5,615	Charles River Laboratories International, Inc. (a)(b)	851,964
76,391	Sotera Health (a)(b)	849,468

		1,701,432

		5,179,331

INDUSTRIALS – 9.0%
35,263	Amentum Holdings (a)(b)	832,559
1,294	CACI International, Class A (a)(b)	616,850
3,150	Chart Industries, Inc. (a)(b)	518,647

Shares		Value ($)
Common Stock (continued)
INDUSTRIALS (continued)
160,780	Dun & Bradstreet Holdings (a)	1,461,490
24,175	Fortive Corp. (a)	1,260,243
17,353	KBR (a)	831,903
8,109	Parsons (a)(b)	581,983
8,058	Ralliant Corp. (a)(b)	390,749
37,415	WillScot Holdings, Class A (a)	1,025,171

		7,519,595

INFORMATION TECHNOLOGY – 10.2%
2,153	Adobe, Inc. (b)	832,953
34,650	Couchbase (a)(b)	844,767
437,952	E2open Parent Holdings (a)(b)	1,414,585
106,100	indie Semiconductor, Inc., Class A (a)(b)	377,716
57,380	Informatica, Class A (a)(b)	1,397,203
91,000	Juniper Networks (a)	3,633,630

		8,500,854

MATERIALS – 10.8%
12,666	Amrize Ltd. (a)(b)	629,799
24,682	Convestro AG (b)	1,749,962
42,219	Ecovyst, Inc. (b)	347,462
15,750	Freeport-McMoRan, Inc. (a)	682,763
9,450	International Paper Co. (a)	442,544
98,280	Radius Recycling (a)	2,917,933
15,700	Smurfit WestRock PLC (a)	677,455
2	Southern Copper Corp.	166
16,850	Teck Resources, Ltd., Class B (a)	680,403
30,300	TriMas Corp. (a)	866,883

		8,995,370

UTILITIES – 10.5%
293,866	Innergex Renewable Energy (c)	2,954,812
24,550	RWE	1,021,020
57,010	TXNM Energy (a)	3,210,803
8,000	Vistra Corp. (a)	1,550,480

		8,737,115

	Total Common Stock (Cost $84,145,154)	83,819,720

Principal Amount ($)
Corporate Obligations – 18.6%
CONSUMER DISCRETIONARY – 10.6%
	Boost Newco Borrower
1,500,000	7.50%, 01/15/2031 (d)	1,593,384
	Everi Holdings
1,250,000	5.00%, 07/15/2029 (d)	1,263,859
	Foot Locker
1,000,000	4.00%, 10/01/2029 (c)(d)	946,548
	Matthews International
2,000,000	8.63%, 10/01/2027 (d)	2,082,144
	Mclaren Finance
3,000,000	7.50%, 08/01/2026 (d)	3,009,263

		8,895,198

FINANCIALS – 3.0%
	AssuredPartners
2,100,000	5.63%, 01/15/2029 (d)	2,095,279
370,000	7.50%, 02/15/2032 (d)	398,050

		2,493,329

INDUSTRIALS – 3.6%
	Dun & Bradstreet
2,907,000	5.00%, 12/15/2029 (d)	2,979,675

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 2

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Event Driven Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
INFORMATION TECHNOLOGY – 1.4%
	Hewlett Packard Enterprise
1,252,000	5.60%, 10/15/2054	1,160,773

	Total Corporate Obligations (Cost $15,446,952)	15,528,975

U.S. Senior Loans (e) – 4.8%
CONSUMER DISCRETIONARY – 2.9%
	Boost Newco Borrower, LLC, USD Term B-2 Loan,6.296%,
1,416,450	01/31/2031 (f)	1,421,762
	Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien,8.191%,
1,000,000	04/30/2028 (f)	984,065

		2,405,827

HEALTHCARE – 1.0%
	Carestream Health Inc., Term Loan, 1st Lien,11.896%,
1,891,875	09/30/2027 (f)	848,979

INFORMATION TECHNOLOGY – 0.9%
	E2open, LLC, Initial Term Loan,7.941%,
718,132	02/04/2028	721,467

	Total U.S. Senior Loans (Cost $4,858,385)	3,976,273

Shares
Master Limited Partnerships – 2.4%
ENERGY – 1.1%
49,200	Energy Transfer L.P. (a)	891,996

UTILITIES – 1.3%
43,506	Brookfield Renewable Partners L.P.	1,109,838

	Total Master Limited Partnerships (Cost $1,985,452)	2,001,834

Contracts
Purchased Put Options – 0.0%
910	Total Purchased Put Options (Cost $183,365)	4,550

Units
Rights – 0.0%
HEALTHCARE – 0.0%
Healthcare Equipment & Supplies – 0.0%
3,352	Abiomed, Inc. (b)(g)(h)	3,419
7,303	Novartis (a)(b)(g)(h)	—

		3,419
Pharmaceuticals – 0.0%
225,000	Paratek Pharmaceuticals (b)(g)(h)	18,000

		21,419

	Total Rights (Cost $–)	21,419

Principal Amount ($)		Value ($)
Repurchase Agreement(i)(j) – 0.0%
414	Citadel Securities LLC dated 6/30/2025 to be repurchased on 7/01/2025, repurchase price $428 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $43, 0.000% – 4.630%, 7/15/2025 – 5/15/2055; with total market value $422)	414

	Total Repurchase Agreement (Cost $414)	414

Shares
Cash Equivalents – 0.7%
MONEY MARKET FUND(k) – 0.7%
	Dreyfus Treasury Obligations Cash Management, Institutional Shares
593,163	4.190%	593,163

	Total Cash Equivalents (Cost $593,163)	593,163

Total Investments – 127.0% (Cost $107,212,885)		105,946,348

Securities Sold Short – (24.4)%
Exchange-Traded Funds – (3.5)%
EQUITY FUNDS – (3.5)%
(30,370)	Global X Copper Miners ETF	(1,366,650)
(36,512)	Global X U.S. Infrastructure Development ETF	(1,591,193)

	Total Exchange-Traded Funds (Proceeds $2,706,437)	(2,957,843)

Common Stock – (20.9)%
COMMUNICATION SERVICES – (0.6)%
(40,563)	Paramount Global, Class B	(523,263)

CONSUMER DISCRETIONARY – (1.1)%
(37,863)	Foot Locker (l)	(927,644)

CONSUMER STAPLES – (1.2)%
(15,315)	Dole	(214,257)
(9,167)	Flowers Foods	(146,489)
(6,394)	Fresh Del Monte Produce	(207,293)
(34,193)	Mission Produce (l)	(400,742)

		(968,781)

ENERGY – (7.8)%
(26,005)	Chevron	(3,723,656)
(3,048)	Marathon Petroleum	(506,303)
(3,970)	Valero Energy	(533,647)
(46,767)	Viper Energy, Class A	(1,783,226)

		(6,546,832)

HEALTHCARE – (1.6)%
Health Care Equipment & Supplies – (1.1)%
(6,306)	Solventum (l)	(478,247)
(1,871)	STERIS	(449,452)

		(927,699)
Healthcare Equipment – (0.5)%
(13,109)	Baxter International	(396,940)

		(1,324,639)

INDUSTRIALS – (4.3)%
(4,790)	Ingersoll Rand	(398,432)
(5,832)	Maximus	(409,407)
(1,020)	Parker-Hannifin	(712,439)
(79,069)	Triumph Group (l)	(2,036,027)

		(3,556,305)

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 3

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Event Driven Fund

Shares		Value ($)
Common Stock (continued)
INFORMATION TECHNOLOGY – (0.4)%
(2,290)	Keysight Technologies, Inc. (l)	(375,239)

MATERIALS – (0.4)%
(2,923)	Southern Copper Corp.	(295,744)

UTILITIES – (3.5)%
(43,506)	Brookfield Renewable Corporation (a)	(1,426,127)
(4,575)	Constellation Energy Corp.	(1,476,627)

		(2,902,754)

	Total Common Stock (Proceeds $16,921,901)	(17,421,201)

	Total Securities Sold Short – (24.4)% (Proceeds $19,628,338)	(20,379,044)

Other Assets & Liabilities, Net – (2.6)% (m)		(2,119,517)

Net Assets – 100.0%		83,447,787

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $57,122,367.
(b)	Non-income producing security.
(c)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board of Trustees of NexPoint Funds I (the “Board”). Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
Foot Locker	Corporate Obligations	5/15/2025	$956,587	$946,548	1.1%
Innergex Renewable Energy	Common Stock	3/5/2025	$2,776,277	$2,954,812	3.5%

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2025, these securities amounted to $14,368,201 or 17.2% of net assets.

(e)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of June 30, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.32% and 4.34%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(f)

Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(g)

Securities with a total aggregate value of $21,419, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy.

(h)

Represents fair value as determined by NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) pursuant to the policies and procedures approved by the Board. The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $21,419, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2025. Please see Notes to Financial Statements.

(i)	Tri-Party Repurchase Agreement.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 was $414.
(k)	Rate reported is 7 day effective yield.
(l)	No dividend payable on security sold short.
(m)

As of June 30, 2025, $22,963,934 in cash was segregated or on deposit with the brokers to cover investments sold short, written options, return swap contracts and forward foreign currency contracts and is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 4

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Event Driven Fund

Purchased options contracts outstanding as of June 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Juniper Networks, Inc.	$35.00	Pershing	November 2025	910	$3,633,630	$183,365	$4,550

Written options contracts outstanding as of June 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Juniper Networks, Inc.	$37.00	Pershing	November 2025	(910)	$(3,633,630)	$(130,585)	$(273,000)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Juniper Networks, Inc.	$30.00	Pershing	November 2025	(910)	$(3,633,630)	$(94,185)	$(4,550)

Forward foreign currency contracts outstanding as of June 30, 2025 were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs	08/15/25	CAD	45,426	USD	62,462	$517	$—
Goldman Sachs	10/01/25	CAD	606,474	USD	446,374	2,075	—
Goldman Sachs	08/15/25	CAD	4,094,303	USD	2,884,156	—	(126,826)
Goldman Sachs	08/18/25	CAD	4,407,932	USD	3,216,696	—	(26,030)
Goldman Sachs	10/24/25	GBP	2,119,246	USD	2,869,848	—	(38,829)
Goldman Sachs	10/31/25	EUR	1,485,856	USD	1,739,748	—	(12,410)

						$2,592	$(204,095)

The Fund had the following swaps contracts, which did not require pledged collateral, open at June 30, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Assura PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	06/16/2026	GBP	1,751,823	9,300	—	9,300
Just Eat Takeaway.com	1 Day EUR-ESTR plus 0.55%	Upon Maturity	Goldman Sachs	03/23/2026	EUR	1,991,044	(21,244)	—	(21,244)

Total Long Equity Total Return Swaps							(11,944)	—	(11,944)

Short Equity Total Return Swaps
Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Short Equity Total Return Swap
Spirent Communications PLC	1 Day GBP-SONIA plus 0.50%	Upon Maturity	Goldman Sachs	04/09/2026	GBP	(1,414,168)	(32,363)	—	(32,363)

Total Short Equity Total Return Swap							(32,363)	—	(32,363)

Total Return Swaps – Net							(44,307)	—	(44,307)

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 5

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Merger Arbitrage Fund

Shares		Value ($)
Common Stock – 70.5%
COMMUNICATION SERVICES – 3.0%
892,160	Frontier Communications Parent (a)	32,474,624
88,561	GCI Liberty, Inc., Class A (a)(b)(j)	—

		32,474,624

CONSUMER DISCRETIONARY – 10.4%
14,168,202	Deliveroo, Class A (a)	34,151,708
467,654	Just Eat Takeaway.com (a)	10,663,433
1,096,398	Skechers USA, Class A (a)	69,182,714

		113,997,855

CONSUMER STAPLES – 6.9%
386,943	Kellanova (c)	30,773,577
3,906,372	Walgreens Boots Alliance	44,845,150

		75,618,727

ENERGY – 6.0%
241,529	Hess (c)	33,461,427
394,470	Parkland	11,135,936
1,167,307	Sitio Royalties, Class A	21,455,103

		66,052,466

FINANCIALS – 10.2%
4,464,800	AvidXchange Holdings (a)	43,710,392
1,047,890	CI Financial	24,336,852
111,353	Enstar Group (a)(c)	37,454,695
317,770	Guild Holdings, Class A	6,282,313

		111,784,252

HEALTHCARE – 11.6%
46,800	Andlauer Healthcare Group	1,797,189
428,410	Blueprint Medicines (a)	54,913,594
1,485,483	SpringWorks Therapeutics (a)	69,802,846

		126,513,629

INDUSTRIALS – 2.2%
1,890,590	Dun & Bradstreet Holdings	17,185,463
139,035	The AZEK Company (a)	7,556,552

		24,742,015

INFORMATION TECHNOLOGY – 8.8%
606,349	Couchbase(a)	14,782,789
3,017,685	E2open Parent Holdings (a)	9,747,123
679,130	Informatica, Class A (a)	16,536,815
1,406,613	Juniper Networks	56,166,057

		97,232,784

MATERIALS – 5.1%
327,932	Convestro AG (a)	23,250,490
1,107,360	Radius Recycling	32,877,519

		56,128,009

UTILITIES – 6.3%
3,220,847	Innergex Renewable Energy (d)	32,385,504
668,650	TXNM Energy (c)(e)	37,658,368

		70,043,872

	Total Common Stock (Cost $760,566,451)	774,588,233

Principal Amount ($)		Value ($)
Corporate Obligations – 9.1%
CONSUMER DISCRETIONARY – 2.2%
17,450,000	Boost Newco Borrower 7.50%, 01/15/2031 (f)	18,536,367
6,000,000	Everi Holdings 5.00%, 07/15/2029 (f)	6,066,523

		24,602,890

FINANCIALS – 2.1%
18,500,000	AssuredPartners 5.63%, 01/15/2029 (f)	18,458,416
3,830,000	7.50%, 02/15/2032 (f)	4,120,352

		22,578,768

INDUSTRIALS – 3.6%
34,204,000	Dun & Bradstreet 5.00%, 12/15/2029 (f)	35,059,100
4,518,000	GYP Holdings III 4.63%, 05/01/2029 (f)	4,531,062

		39,590,162

INFORMATION TECHNOLOGY – 1.2%
13,598,000	Hewlett Packard Enterprise 5.60%, 10/15/2054 (e)	12,607,181

	Total Corporate Obligations (Cost $98,540,496)	99,379,001

U.S. Senior Loans (g) – 2.3%
CONSUMER DISCRETIONARY – 1.6%
17,376,450	Boost Newco Borrower, LLC, USD Term B-2 Loan,6.296%, 01/31/2031 (h)	17,441,612

INFORMATION TECHNOLOGY – 0.7%
8,065,260	E2open, LLC, Initial Term Loan,7.941%, 02/04/2028	8,102,723

	Total U.S. Senior Loans (Cost $25,503,404)	25,544,335

Asset-Backed Securities – 1.3%
OTHER ASSET-BACKED SECURITIES – 1.3%
5,000,000	Black Diamond CLO, Series 2022-1A, Class A1A TSFR3M + 2.500%, 6.78%, 10/25/2035 (f)(h)	5,013,500
653,518	Newark BSL CLO 1, Series 2020-1A, Class A1R TSFR3M + 1.362%, 5.64%, 12/21/2029 (f)(h)	653,714
5,000,000	Saratoga Investment Senior Loan Fund, Series 2022-1A, Class A2 TSFR3M + 2.600%, 6.87%, 10/20/2033 (f)(h)	5,009,500
3,382,722	Venture XXVII CLO, Series 2017-27RA, Class A US0003M + 1.300%, 6.15%, 7/21/2030 (f)(h)	3,384,414

	Total Asset-Backed Securities (Cost $13,976,891)	14,061,128

Units
Warrants – 0.1%
HEALTHCARE – 0.0%
71,084	Apollomics, Expires 12/11/2027 (a)	3,156

INFORMATION TECHNOLOGY – 0.0%
113,155	SMX Security Matters, Expires 03/10/2028 (a)	1,697
198,080	Spectaire Holdings, Expires 10/20/2028 (a)(b)(j)	852

		2,549

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 6

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Merger Arbitrage Fund

Principal Amount ($)		Value ($)
Warrants (continued)
REAL ESTATE – 0.0%
12,612	Appreciate Holdings, Expires 12/02/2027 (a)(b)(j)	—

SPECIAL PURPOSE ACQUISITION COMPANIES – 0.1%
12,500	AltEnergy Acquisition, Expires 11/05/2028 (a)	313
108,741	CERo Therapeutics Holdings, Expires 02/17/2029 (a)	2,284
225,000	Energem, Expires 11/19/2026 (a)(b)	—
30,464	Everest Consolidator Acquisition, Expires 07/22/2028(a)	1
147,162	Integrated Rail and Resources Acquisition, Expires 11/15/2026 (a)	88,297
100,000	LightWave Acquisition Corp. (a)(i)	1,005,000

		1,095,895

	Total Warrants (Cost $1,252,240)	1,101,600

Contracts
Purchased Put Options – 0.0%
10,000	Total Purchased Put Options (Cost $2,015,000)	50,000

Units
Rights – 0.0%
HEALTHCARE – 0.0%
171,486	Abiomed, Inc. (a)(b)(j)	174,916

268,873	Novartis (a)(b)(c)(j)	—

		174,916

	Total Rights (Cost $–)	174,916

Principal Amount ($)
Repurchase Agreement (k)(l) – 0.0%
308	Citadel Securities LLC dated 6/30/2025 to be repurchased on 7/01/2025, repurchase price $318 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $32, 0.000% – 4.630%, 7/15/2025 – 5/15/2055; with total market value $314)	308

	Total Repurchase Agreement (Cost $308)	308

Shares
Cash Equivalents – 15.7%
MONEY MARKET FUND (m) – 15.7%
172,311,069	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.190%	172,311,069

	Total Cash Equivalents (Cost $172,311,069)	172,311,069

Total Investments – 99.0% (Cost $1,074,165,859)		1,087,210,590

Shares		Value ($)
Securities Sold Short – (6.8)%
Common Stock – (6.8)%
ENERGY – (5.2)%
(247,566)	Chevron	(35,448,976)
(567,086)	Viper Energy, Class A	(21,622,989)

		(57,071,965)

INDUSTRIALS – (1.2)%
(524,961)	Triumph Group (n)	(13,517,746)

MATERIALS – (0.4)%
(143,839)	James Hardie Industries PLC ADR ADR (n)	(3,867,830)

	Total Common Stock (Proceeds $76,535,525)	(74,457,541)

	Total Securities Sold Short – (6.8)% (Proceeds $76,535,525)	(74,457,541)

Other Assets & Liabilities, Net – 7.8% (o)		85,189,105

Net Assets – 100.0%		1,097,942,154

(a)	Non-income producing security.
(b)

Securities with a total aggregate value of $175,768, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Financial Statements for an explanation of this hierarchy.

(c)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $97,837,441.
(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board of Trustees of NexPoint Funds I (the “Board”). Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
Innergex Renewable Energy	Common Stock	3/5/2025	$30,557,481	$32,385,504	3.0%

(e)

Securities (or a portion of securities) on loan. As of June 30, 2025, the fair value of securities loaned was $ 9,693,920. The loaned securities were secured with cash and/or securities collateral of $ 9,916,946. Collateral is calculated based on prior day’s prices.

(f)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2025, these securities amounted to $100,833,013 or 9.2% of net assets.

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 7

Investment Portfolio (continued)

As of June 30, 2025	NexPoint Merger Arbitrage Fund

(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of June 30, 2025, the SOFR 1 Month and SOFR 3 Month rates were 4.32% and 4.34%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(h)

Variable or floating rate security. The interest rate shown reflects the rate in effect June 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(i)	Expiration date not available.
(j)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board. The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $175,768, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2025. Please see Notes to Financial Statements.

(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2025 was $308.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)

As of June 30, 2025, $79,642,317 in cash was segregated or on deposit with the brokers to cover investments sold short, written options, return swap contracts and forward foreign currency contracts and is included in “Other Assets & Liabilities, Net”.

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 8

Investment Portfolio (concluded)

As of June 30, 2025	NexPoint Merger Arbitrage Fund

Purchased options contracts outstanding as of June 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Juniper Networks, Inc.	$35.00	Pershing	November 2025	10,000	$39,930,000	$2,015,000	$50,000

Written options contracts outstanding as of June 30, 2025 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Juniper Networks, Inc.	$37.00	Pershing	November 2025	(10,000)	$(39,930,000)	$(1,435,000)	$(3,000,000)

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Juniper Networks, Inc.	$30.00	Pershing	November 2025	(10,000)	$(39,930,000)	$(1,035,000)	$(50,000)

Forward foreign currency contracts outstanding as of June 30, 2025 were as follows:

Counterparty	Settlement Date	Currency to Deliver	Notional Amount ($)	Currency to Receive	Notional Amount ($)	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs	10/01/25	CAD	6,058,503	USD	4,467,300	$28,950	$—
Goldman Sachs	10/01/25	CAD	1,752,241	USD	1,281,345	—	(2,243)
Goldman Sachs	08/15/25	CAD	42,743,933	USD	30,166,277	—	(1,268,245)
Goldman Sachs	08/18/25	CAD	32,903,746	USD	24,011,567	—	(194,305)
Goldman Sachs	10/24/25	GBP	24,854,767	USD	33,657,919	—	(455,395)
Goldman Sachs	10/31/25	EUR	18,438,242	USD	21,588,761	—	(154,055)
Goldman Sachs	11/28/25	EUR	9,106,227	USD	9,981,284	—	(830,200)

						$28,950	$(2,904,443)

The Fund had the following swaps contracts, which did not require pledged collateral, open at June 30, 2025:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Fair Value ($)	Upfront Premiums Paid (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Long Equity Total Return Swaps
Assura PLC	1 Day GBP-SONIA plus 0.53%	Upon Maturity	Goldman Sachs	6/16/2026	GBP	22,591,589	119,984	—	119,984

Total Long Equity Total Return Swaps							119,984	—	119,984

SEE GLOSSARY ON PAGE 10 FOR ABBREVIATIONS ALONG WITH ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 9

GLOSSARY: (abbreviations that may be used in the preceding statements)

Currency Abbreviations:

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Other Abbreviations:

CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
PLC	Public Limited Company
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0003M	ICE LIBOR Three Months

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 10

Statements of Assets and Liabilities

As of June 30, 2025	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)
Assets:
Investments, at value†	105,352,771	914,899,213
Cash equivalents (Note 2)	593,163	172,311,069
Cash	26,154	118,217
Restricted Cash (Note 2 and 3)	22,963,934	79,642,317
Foreign currency, at value	21	29,058,552
Unrealized gains on swap contracts	9,300	119,984
Repurchase Agreements, at value	414	308
Unrealized appreciation on forward foreign currency contracts	2,592	28,950
Unrealized gain on foreign spot currency contracts	1,635	15,956
Foreign tax reclaim receivable	34,639	159,920
Receivable for:
Investments sold	2,275,926	51,158,073
Dividends and interest	340,216	2,890,931
Fund shares sold	111,102	3,459,857
Foreign currency	1,287	—
Due from broker	—	10,204,106
Prepaid expenses and other assets	28,866	52,129

Total assets	131,742,020	1,264,119,582

Liabilities:
Due to custodian	—	37,723
Securities sold short, at value (Note 2)	20,379,044	74,457,541
Unrealized losses on swap contracts	53,607	—
Due to broker	23,301,888	—
Written options contracts, at value (Note 3)	277,550	3,050,000
Unrealized depreciation on forward foreign currency contracts	204,095	2,904,443
Payable for:
Investments purchased	3,893,967	54,090,353
Fund shares redeemed	46,646	667,797
Upon return of securities loaned (Note 4)	414	308
Foreign currency	—	29,058,507
Transfer agent fees	17,567	358,833
Investment advisory and administration fees (Note 6)	11,242	981,725
Accounting services fees	11,154	82,885
Insurance fees	4,888	124,987
Distribution and shareholder servicing fees (Class A) (Note 6)	1,327	17,741
Distribution and shareholder servicing fees (Class C) (Note 6)	1,298	18,290
Trustees fees	164	1,410
Audit fees	48,000	50,000
Custodian fees	20,112	25,170
Tax Preparation fees	4,000	11,332
Legal fees	2,358	159,452
Accrued expenses and other liabilities	14,912	78,931

Total liabilities	48,294,233	166,177,428

Net Assets	83,447,787	1,097,942,154

Net Assets Consist of:
Paid-in capital	263,067,651	1,085,712,771
Total distributable earnings (accumulated loss)	(179,619,864)	12,229,383

Net Assets	83,447,787	1,097,942,154

Investments, at cost	106,619,308	901,854,482
Repurchase Agreements, at cost	414	308
Cash equivalents, at cost (Note 2)	593,163	172,311,069
Foreign currency, at cost	21	29,058,552
Proceeds from securities sold short	19,628,338	76,535,525
Written options contracts, premiums received	224,770	2,470,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 11

Statements of Assets and Liabilities (concluded)

As of June 30, 2025	NexPoint Funds I

	NexPoint Event Driven Fund $	NexPoint Merger Arbitrage Fund $
Class A:
Net assets	4,658,346	61,638,244
Shares outstanding ($0.001 par value; unlimited shares authorized)	293,284	3,175,896
Net asset value per share(a)	15.88	19.41
Maximum offering price per share(b)(c)	16.80	20.54
Class C:
Net assets	1,608,760	22,294,499
Shares outstanding ($0.001 par value; unlimited shares authorized)	111,793	1,183,957
Net asset value and offering price per share(a)	14.39	18.83
Class Z:
Net assets	77,180,681	1,014,009,411
Shares outstanding ($0.001 par value; unlimited shares authorized)	4,606,927	51,145,070
Net asset value, offering and redemption price per share	16.75	19.83
† Includes fair value of securities on loan	—	9,693,920

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases of $500,000 or more are subject to a 1.00% CDSC if redeemed within eighteen months of purchase.
(c)	The sales charge is 5.50% for the Event Driven Fund and Merger Arbitrage Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 12

Statements of Operations

For the year ended June 30, 2025	NexPoint Funds I

	NexPoint Event Driven Fund ($)	NexPoint Merger Arbitrage Fund ($)
Investment Income:
Income:
Dividends from unaffiliated issuers	498,882	4,036,472
Less: Foreign taxes withheld	(12,767)	(92,692)
Interest from unaffiliated issuers	1,307,597	18,601,336
Securities lending income (Note 4)	16,766	4,630

Total income	1,810,478	22,549,746

Expenses:
Investment advisory (Note 6)	724,074	8,935,914
Administration fees (Note 6)	171,721	1,787,183
Distribution and shareholder servicing fees: (Note 6)
Class A	15,466	215,696
Class C	14,293	234,378
Accounting services fees (Note 6)	47,065	607,061
Transfer agent fees	85,064	2,063,103
Legal fees	27,000	491,791
Registration fees	73,288	84,585
Audit fees	53,000	66,123
Interest expense and commitment fees	191,765	8,490
Insurance	9,749	249,291
Trustees fees (Note 6)	27,710	336,624
Reports to shareholders	35,000	179,761
Custodian/wire agent fees	77,264	108,968
Pricing fees	7,913	63,719
Dividends and fees on securities sold short (Note 2)	372,802	2,817,204
Other	70,823	450,471

Total operating expenses before waiver and reimbursement	2,003,997	18,700,362
Less: Expenses waived or borne by the adviser and administrator (Note 6)	(323,559)	(1,663,283)

Net operating expenses	1,680,438	17,037,079

Net investment income	130,040	5,512,667

Realized gain (loss) on:
Investments from unaffiliated issuers	4,134,066	45,427,752
Securities sold short (Note 2)	(655,379)	(1,818,577)
Swap contracts (Note 3)	79,793	177,336
Written options contracts (Note 3)	(368,471)	(2,828,030)
Forward foreign currency contracts (Note 3)	(740,253)	(1,723,025)
Foreign currency transactions	97,456	(46,261)

Net realized gain	2,547,212	39,189,195

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	1,326,451	5,341,095
Securities sold short (Note 2)	(743,312)	2,774,033
Swap contracts (Note 3)	(44,307)	119,984
Written options contracts (Note 3)	(9,282)	123,669
Forward foreign currency contracts (Note 3)	(200,056)	(2,506,134)
Foreign currency translation	6,748	16,669

Net change in unrealized appreciation	336,242	5,869,316

Net realized and unrealized gain	2,883,454	45,058,511

Total increase in net assets resulting from operations	3,013,494	50,571,178

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 13

Statements of Changes in Net Assets

NexPoint Funds I

	NexPoint Event Driven Fund
	Year Ended June 30, 2025 ($)	Year Ended June 30, 2024 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	130,040	1,146,607
Net realized gain	2,547,212	719,255
Net increase in unrealized appreciation	336,242	760,904

Net increase from operations	3,013,494	2,626,766

Distributions:
Class A	(10,588)	(117,389)
Class C	—	(32,209)
Class Z	(393,697)	(557,402)

Total distributions	(404,285)	(707,000)

Increase in net assets from operations	2,609,209	1,919,766

Share transactions:
Proceeds from sale of shares
Class A	735,600	628,136
Class C	400,406	36,200
Class Z	63,888,582	23,678,895
Value of distributions reinvested
Class A	10,394	115,581
Class C	—	31,365
Class Z	393,658	557,158
Cost of shares redeemed
Class A	(853,324)	(2,485,829)
Class C	(323,003)	(684,048)
Class Z	(27,046,296)	(8,737,085)

Net increase from shares transactions	37,206,017	13,140,373

Total increase in net assets	39,815,226	15,060,139

Net Assets
Beginning of year	43,632,561	28,572,422

End of year	83,447,787	43,632,561

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 14

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Event Driven Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
Class A:
Shares Sold	47,025	42,207
Issued for distribution reinvested	668	7,900
Shares Redeemed	(54,829)	(167,698)

Net decrease in fund shares	(7,136)	(117,591)

Class C:
Shares Sold	28,303	2,628
Issued for distribution reinvested	—	2,349
Shares Redeemed	(22,899)	(50,645)

Net increase (decrease) in fund shares	5,404	(45,668)

Class Z:
Shares Sold	3,880,154	1,504,441
Issued for distribution reinvested	24,047	36,202
Shares Redeemed	(1,637,593)	(553,116)

Net increase in fund shares	2,266,608	987,527

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 15

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Year Ended June 30, 2025 ($)	Year Ended June 30, 2024 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	5,512,667	22,878,909
Net realized gain	39,189,195	23,737,796
Net increase in unrealized appreciation	5,869,316	14,954,996

Net increase from operations	50,571,178	61,571,701

Distributions:
Class A	(2,955,140)	(3,080,255)
Class C	(999,370)	(1,153,975)
Class Z	(42,296,456)	(34,740,077)

Total distributions	(46,250,966)	(38,974,307)

Increase in net assets from operations	4,320,212	22,597,394

Share transactions:
Proceeds from sale of shares
Class A	9,619,714	6,149,590
Class C	3,602,960	1,875,913
Class Z	564,139,037	319,377,687
Value of distributions reinvested
Class A	2,877,356	2,961,726
Class C	995,206	1,117,187
Class Z	42,147,924	34,556,469
Cost of shares redeemed
Class A	(13,286,256)	(17,852,311)
Class C	(8,122,548)	(7,842,305)
Class Z	(299,227,778)	(600,894,031)

Net increase (decrease) from shares transactions	302,745,615	(260,550,075)

Total increase (decrease) in net assets	307,065,827	(237,952,681)

Net Assets
Beginning of year	790,876,327	1,028,829,008

End of year	1,097,942,154	790,876,327

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 16

Statements of Changes in Net Assets (continued)

NexPoint Funds I

	NexPoint Merger Arbitrage Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024

Class A:
Shares Sold	494,960	318,707
Issued for distribution reinvested	148,868	154,017
Shares Redeemed	(683,708)	(926,874)

Net decrease in fund shares	(39,880)	(454,150)

Class C:
Shares Sold	191,067	100,206
Issued for distribution reinvested	53,016	59,751
Shares Redeemed	(430,888)	(419,821)

Net decrease in fund shares	(186,805)	(259,864)

Class Z:
Shares Sold	28,411,732	16,220,806
Issued for distribution reinvested	2,135,268	1,762,259
Shares Redeemed	(15,072,874)	(30,724,365)

Net increase (decrease) in fund shares	15,474,126	(12,741,300)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 17

Statement of Cash Flows

For the year ended June 30, 2025	NexPoint Event Driven Fund

$
Cash Flows Provided by/(Used in) Operating Activities:
Net increase in net assets resulting from operations	3,013,494

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities from unaffiliated issuers	(349,764,130)
Proceeds from disposition of investment securities from unaffiliated issues	301,400,693
Purchases of securities sold short	55,204,645
Proceeds from securities sold short	(44,634,534)
Net proceeds received from written options contracts	(303,859)
Proceeds from sales of repurchase agreements, net	340
Net (amortization) accretion of discount	(146,930)
Net realized (gain) on investments from unaffiliated issuers	(4,134,066)
Net realized loss on securities sold short, written options contracts and foreign currency related transactions	1,666,647
Net change in unrealized (appreciation) on investments, securities sold short, written and purchased options contracts, forward foreign currency contracts, swap contracts and translation on assets and liabilities denominated in foreign currency	(336,242)
(Increase) Decrease in receivable for investments sold	1,621,322
(Increase) Decrease in dividends and interest receivable	(194,219)
(Increase) Decrease in foreign currency receivable	(1,287)
(Increase) Decrease in foreign tax reclaim receivable	(25,987)
(Increase) Decrease in prepaid expenses and other assets	8,369
Increase (Decrease) in payable upon receipt of securities on loan	(340)
Increase (Decrease) in payable for investments purchased	2,139,545
Increase (Decrease) in payables to related parties	4,257
Increase (Decrease) in payable for distribution and shareholder servicing fees	90
Increase (Decrease) in payable to transfer agent fees	8,234
Increase (Decrease) in payable for accrued dividends on securities sold short	(7,586)
Increase (Decrease) in accrued expenses and other liabilities	38,572

Net cash flow used in operating activities	(34,442,972)

Cash Provided by Financing Activities:
Distributions paid in cash	(233)
Payments of shares redeemed	(28,176,032)
Proceeds from shares sold	64,971,860

Net cash flow provided by financing activities	36,795,595

Effect of exchange rate changes on cash	(636,049)

Net increase in cash	1,716,574

Cash, Cash Equivalent, Restricted Cash, Foreign Currency, at value, and Due to Broker:
Beginning of year	(1,435,190)

End of year	281,384

End of year cash balances:
Cash	26,154
Cash equivalent	593,163
Foreign Currency, at value	21
Due to Broker	(23,301,888)
Restricted Cash	22,963,934

End of year	281,384

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	404,052

Cash paid during the year for interest expense and commitment fees	191,765

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 18

Financial Highlights

NexPoint Event Driven Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$15.23	$14.42	$13.86	$18.27	$15.46

Income from Investment Operations:

Net investment income (loss)(a)(f)	(0.01)	0.65	0.12	(0.25)	(0.36)

Net realized and unrealized gain (loss)	0.70	0.50	0.44	(4.16)	3.17

Total from Investment Operations	0.69	1.15	0.56	(4.41)	2.81

Less Distributions Declared to shareholders:

From net investment income	(0.04)	(0.34)	—	—	—

Total distributions declared to shareholders	(0.04)	(0.34)	—	—	—

Net Asset Value, End of Year(b)	$15.88	$15.23	$14.42	$13.86	$18.27

Total Return(b)(c)	4.51%	8.10%	4.04%	(24.14)%	18.18%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$4,658	$4,576	$6,028	$6,479	$10,937

Gross operating expenses(g)	3.07%	3.39%	3.17%	3.04%	2.62%

Net investment income (loss)	(0.07)%	4.37%	0.87%	(1.70)%	(2.03)%

Portfolio turnover rate	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)

The ratios presented are calculated as a percentage of average shares outstanding during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations

(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.62%	2.70%	2.30%	2.27%	2.62%

Interest expense and commitment fees	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.51%	0.82%	0.45%	0.20%	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 19

Financial Highlights (continued)

NexPoint Event Driven Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$13.86	$13.14	$12.71	$16.86	$14.36

Income from Investment Operations:

Net investment income (loss)(a)(f)	(0.10)	0.50	0.05	(0.33)	(0.44)

Net realized and unrealized gain (loss)	0.63	0.47	0.38	(3.82)	2.94

Total from Investment Operations	0.53	0.97	0.43	(4.15)	2.50

Less Distributions Declared to shareholders:

From net investment income	—	(0.25)	—	—	—

Total distributions declared to shareholders	—	(0.25)	—	—	—

Net Asset Value, End of Year(b)	$14.39	$13.86	$13.14	$12.71	$16.86

Total Return(b)(c)	3.82%	7.43%	3.38%	(24.61)%	17.41%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$1,609	$1,474	$1,998	$2,492	$5,781

Gross operating expenses(g)	3.72%	4.04%	3.82%	3.68%	3.27%

Net investment income (loss)	(0.71)%	3.68%	0.38%	(2.38)%	(2.69)%

Portfolio turnover rate	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)

The ratios presented are calculated as a percentage of average net assets during the period. As such, these ratios may differ in direction or magnitude from the absolute amounts reported in the Statement of Operations

(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.27%	3.35%	2.95%	2.92%	3.27%

Interest expense and commitment fees	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.51%	0.82%	0.45%	0.20%	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 20

Financial Highlights (continued)

NexPoint Event Driven Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$16.06	$15.19	$14.55	$19.11	$16.12

Income from Investment Operations:

Net investment income (loss)(a)	0.04	0.51	0.10	(0.18)	(0.31)

Net realized and unrealized gain (loss)	0.74	0.76	0.54	(4.38)	3.30

Total from Investment Operations	0.78	1.27	0.64	(4.56)	2.99

Less Distributions Declared to shareholders:

From net investment income	(0.09)	(0.40)	—	—	—

Total distributions declared to shareholders	(0.09)	(0.40)	—	—	—

Net Asset Value, End of Year(b)	$16.75	$16.06	$15.19	$14.55	$19.11

Total Return(b)(c)	4.88%	8.51%	4.40%	(23.86)%	18.55%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$77,181	$37,582	$20,546	$14,329	$7,657

Gross operating expenses(f)	2.72%	3.05%	2.82%	2.68%	2.27%

Net investment income (loss)	0.23%	3.27%	0.68%	(1.20)%	(1.68)%

Portfolio turnover rate	397%	607%	482%	676%	168%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.27%	2.35%	1.95%	1.92%	2.27%

Interest expense and commitment fees	0.26%	0.03%	—	0.03%	—

Dividends and fees on securities sold short	0.51%	0.82%	0.45%	0.20%	—

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 21

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$19.31	$18.84	$19.53	$20.25	$19.86

Income from Investment Operations:

Net investment income (loss)(a)	0.07	0.45	0.07	(0.22)	0.02

Net realized and unrealized gain	0.97	0.95	0.17	0.69	1.53

Total from Investment Operations	1.04	1.40	0.24	0.47	1.55

Less Distributions Declared to shareholders:

From net investment income	(0.94)	(0.93)	(0.35)	(0.36)	—

From net realized gains	—	—	—	(0.47)	(1.16)

From return of capital	—	—	(0.58)	(0.36)	—

Total distributions declared to shareholders	(0.94)	(0.93)	(0.93)	(1.19)	(1.16)

Net Asset Value, End of year(b)	$19.41	$19.31	$18.84	$19.53	$20.25

Total Return(b)(c)	5.48%	7.56%	1.21%	2.39%	8.02%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$61,638	$62,111	$69,140	$99,317	$65,019

Gross operating expenses(f)	2.40%	2.69%	2.34%	2.40%	2.69%

Net investment income (loss)	0.35%	2.36%	0.35%	(1.09)%	0.12%

Portfolio turnover rate	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.20%	2.44%	2.20%	2.17%	2.32%

Interest expense and commitment fees	—	0.01%	—	0.05%	0.12%

Dividends and fees on securities sold short	0.31%	0.53%	0.31%	0.27%	0.28%

Distribution fees and amortized merger costs	0.35%	0.35%	0.35%	0.35%	0.42%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 22

Financial Highlights (continued)

NexPoint Merger Arbitrage Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$18.77	$18.33	$19.03	$19.82	$19.58

Income from Investment Operations:

Net investment income (loss)(a)	(0.05)	0.33	(0.16)	(0.37)	(0.09	)(b)

Net realized and unrealized gain	0.93	0.92	0.27	0.69	1.49

Total from Investment Operations	0.88	1.25	0.11	0.32	1.40

Less Distributions Declared to shareholders:

From net investment income	(0.82)	(0.81)	(0.30)	(0.33)	—

From net realized gains	—	—	—	(0.47)	(1.16)

From return of capital	—	—	(0.51)	(0.31)	—

Total distributions declared to shareholders	(0.82)	(0.81)	(0.81)	(1.11)	(1.16)

Net Asset Value, End of year(c)	$18.83	$18.77	$18.33	$19.03	$19.82

Total Return(c)(d)	4.75%	6.92%	0.58%	1.68%	7.34%

Ratios to Average Net Assets / Supplemental Data:(e)(f)

Net Assets, End of Year (000’s)	$22,295	$25,726	$29,894	$26,195	$10,886

Gross operating expenses(g)	3.05%	3.34%	2.99%	3.05%	3.34%

Net investment income (loss)	(0.26)%	1.75%	(0.83)%	(1.89)%	(0.44)%

Portfolio turnover rate	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	The per share amount for net investment income (loss) between classes does not accord to the aggregate net investment income for the period due to the size of Class C relative to the other classes.
(c)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Includes dividends and fees on securities sold short.
(g)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.85%	3.09%	2.85%	2.82%	2.97%

Interest expense and commitment fees	—	0.01%	—	0.05%	0.12%

Dividends and fees on securities sold short	0.31%	0.53%	0.31%	0.27%	0.28%

Distribution fees and amortized merger costs	1.00%	1.00%	1.00%	1.00%	1.07%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 23

Financial Highlights (concluded)

NexPoint Merger Arbitrage Fund, Class Z

Selected data for a share outstanding throughout each period is as follows:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Year	$19.71	$19.21	$19.89	$20.58	$20.09

Income from Investment Operations:

Net investment income (loss)(a)	0.13	0.58	0.10	(0.25)	0.09

Net realized and unrealized gain	1.00	0.92	0.22	0.80	1.56

Total from Investment Operations	1.13	1.50	0.32	0.55	1.65

Less Distributions Declared to shareholders:

From net investment income	(1.01)	(1.00)	(0.38)	(0.40)	—

From net realized gains	—	—	—	(0.47)	(1.16)

From return of capital	—	—	(0.62)	(0.37)	—

Total distributions declared to shareholders	(1.01)	(1.00)	(1.00)	(1.24)	(1.16)

Net Asset Value, End of year(b)	$19.83	$19.71	$19.21	$19.89	$20.58

Total Return(b)(c)	5.83%	7.95%	1.61%	2.74%	8.43%

Ratios to Average Net Assets / Supplemental Data:(d)(e)

Net Assets, End of Year (000’s)	$1,014,009	$703,040	$929,796	$1,055,082	$133,790

Gross operating expenses(f)	2.05%	2.33%	1.99%	2.05%	2.34%

Net investment income (loss)	0.66%	2.97%	0.52%	(1.24)%	0.43%

Portfolio turnover rate	406%	556%	483%	646%	893%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value (“NAV”) per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at NAV assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s Investment Adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Includes dividends and fees on securities sold short.
(f)	Supplemental expense ratios are shown below:

	For the Years Ended June 30,
	2025	2024	2023	2022	2021

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.85%	2.09%	1.85%	1.82%	1.97%

Interest expense and commitment fees	—	0.01%	—	0.05%	0.12%

Dividends and fees on securities sold short	0.31%	0.53%	0.31%	0.27%	0.28%

Distribution fees and amortized merger costs	—	—	—	—	0.07%

Amounts designated as “—” are $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. | 24

Notes to Financial Statements

June 30, 2025	NexPoint Funds I

Note 1. Organization

NexPoint Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two portfolios that were offered as of June 30, 2025, each of which is non-diversified. This report includes information for the year ended June 30, 2025, for NexPoint Event Driven Fund (the “Event Driven Fund”) and NexPoint Merger Arbitrage Fund (the “Merger Arbitrage Fund”) (each a “Fund” and, collectively, the “Funds”).

Fund Shares

Each Fund is authorized to issue an unlimited number of transferable shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Z Shares. Class A Shares are sold with a front-end sales charge. Class A and Class C Shares may be subject to a contingent deferred sales charge. Class Z Shares are sold only to certain eligible investors. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%

Event Driven Fund	5.50

Merger Arbitrage Fund	5.50

There is no front-end sales charge imposed on individual purchases of Class A Shares of $500,000 or more. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus. Purchases of $500,000 or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Z Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require NexPoint Asset Management, L.P. (“NexPoint” or the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Fund’s income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) has designated NexPoint as the Funds’ valuation designee to perform the fair valuation determination for securities and other assets held by the Funds. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of

ANNUAL FINANCIALS AND OTHER INFORMATION | 25

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations.

The Funds’ investments are recorded at fair value. In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies and procedures adopted by NexPoint and approved by the Funds’ Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that NexPoint has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value, will be valued by the Funds at fair value, as determined by the Valuation Committee in good faith in accordance with policies and procedures established by NexPoint and approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to:

(i) the fundamental analytical data relating to the investment;

(ii) the nature and duration of restrictions on disposition of the securities; and

(iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Valuation Committee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —

Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

ANNUAL FINANCIALS AND OTHER INFORMATION | 26

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2025, the Funds’ investments consisted of common stocks, corporate obligations, senior loans, asset-backed securities, exchange-traded funds, master limited partnerships (MLPs), repurchase agreements, special purpose acquisition companies, cash equivalents, rights, warrants, securities sold short, forward foreign currency contracts, options and swaps.

The fair value of the Funds’ common stocks, preferred stocks, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise be less liquid than publicly traded securities.

ANNUAL FINANCIALS AND OTHER INFORMATION | 27

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2025 is as follows:

	Total value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(1)

Event Driven Fund

Assets

Common Stock(2)	$83,819,720	$83,795,819	$23,901	$—

Corporate Obligations	15,528,975	—	15,528,975	—

U.S. Senior Loans	3,976,273	—	3,976,273	—

Master Limited Partnerships	2,001,834	2,001,834	—	—

Rights(2)	21,419	—	—	21,419

Purchased Put Options	4,550	4,550	—	—

Repurchase Agreements	414	—	414	—

Cash Equivalents	593,163	593,163	—	—

Other Financial Instruments

Forward Foreign Currency Contracts(3)	2,592	—	2,592	—

Total Return Swaps(3)	9,300	—	9,300	—

Total Assets	$105,958,240	$86,395,366	$19,541,455	$21,419

Liabilities

Securities Sold Short

Common Stock	$(17,421,201)	$(17,421,201)	$—	$—

Exchange-Traded Funds	(2,957,843)	(2,957,843)	—	—

Other Financial Instruments

Written Call Options	(273,000)	(273,000)	—	—

Written Put Options	(4,550)	(4,550)	—	—

Forward Foreign Currency Contracts(3)	(204,095)	—	(204,095)	—

Total Return Swaps(3)	(53,607)	—	(53,607)	—

Total Liabilities	$(20,914,296)	$(20,656,594)	$(257,702)	$—

Total	$85,043,944	$65,738,772	$19,283,753	$21,419

(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	Forward Foreign Currency Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

ANNUAL FINANCIALS AND OTHER INFORMATION | 28

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

	Total value at June 30, 2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(1)

Merger Arbitrage Fund

Assets

Common Stock(2)	$774,588,233	$774,588,233	$—	$—	^

Corporate Obligations	99,379,001	—	99,379,001	—

U.S. Senior Loans	25,544,335	—	25,544,335	—

Asset-Backed Securities	14,061,128	—	14,061,128	—

Warrants	1,101,600	1,005,000	95,748	852

Rights(2)	174,916	—	—	174,916

Purchased Put Options	50,000	50,000	—	—

Repurchase Agreements	308	—	308	—

Cash Equivalents	172,311,069	172,311,069	—	—

Other Financial Instruments

Forward Foreign Currency Contracts(3)	28,950	—	28,950	—

Total Return Swaps(3)	119,984	—	119,984	—

Total Assets	$1,087,359,524	$947,954,302	$139,229,454	$175,768

Liabilities

Securities Sold Short

Common Stock	$(74,457,541)	$(74,457,541)	$—	$—

Other Financial Instruments

Written Call Options	(3,000,000)	(3,000,000)	—	—

Written Put Options	(50,000)	(50,000)	—	—

Forward Foreign Currency Contracts(3)	(2,904,443)	—	(2,904,443)	—

Total Liabilities	$(80,411,984)	$(77,507,541)	$(2,904,443)	$—

Total	$1,006,947,540	$870,446,761	$136,325,011	$175,768

^	Amounts round less than “0”.
(1)

A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2)	See Investment Portfolio detail for industry breakout.
(3)	Forward Foreign Currency Contracts and Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

For the year ended June 30, 2025, there were two transfers into Level 3 for the Funds. For the year ended June 30, 2025, transfers in to Level 3 for the Funds were due to the lack of observable inputs to determine fair value. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable.

The significant unobservable inputs used in the fair value measurement of the Fund’s rights and warrants are: implied price and probability weighting. Significant decreases (increases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend

ANNUAL FINANCIALS AND OTHER INFORMATION | 29

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Event Driven Fund and Merger Arbitrage Fund intend to pay distributions from net investment income, if any, on an annual and quarterly basis, respectively.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Event Driven Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and/or sub-custodian bank(s) and restricted cash held at broker(s).

Cash and Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates fair value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report. These balances may exceed the federally insured limits under the Federal Deposit Insurance Corporation (“FDIC”).

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

ANNUAL FINANCIALS AND OTHER INFORMATION | 30

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short is classified as restricted cash on each Fund’s Statement of Assets and Liabilities, as applicable. Restricted cash in the amount of $20,200,925 and $68,469,416 was held with the broker for the Event Driven Fund and Merger Arbitrage Fund, respectively. Additionally, securities valued at $56,403,262 and $97,837,441 were posted in the Event Driven Fund and Merger Arbitrage Fund’s segregated accounts as collateral, respectively. A Fund’s loss on a short sale could be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are nonrecurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

During the year ended June 30, 2025, the Event Driven Fund and Merger Arbitrage Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the

ANNUAL FINANCIALS AND OTHER INFORMATION | 31

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the year ended June 30, 2025, the Event Driven Fund and the Merger Arbitrage Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of these Funds. Restricted cash in the amount of $2,763,009 and $11,172,901 was held with the broker for the Event Driven Fund and the Merger Arbitrage Fund, respectively.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage their exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received in the Statements of Assets and Liabilities, respectively, and amortized over the life of the swap. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Premiums paid or received are recognized as realized gain or loss in the Statement of Operations.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statements of Operations and Changes in Net Assets as realized gains or losses, respectively. As of June 30, 2025, the Event Driven Fund and the Merger Arbitrage were party to open swap contracts having a net fair value of $(44,307) and $119,984, respectively.

Forward Foreign Currency Contracts

The Funds may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies. A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by a Fund as unrealized gain or loss. A Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As

ANNUAL FINANCIALS AND OTHER INFORMATION | 32

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

of June 30, 2025, the Event Driven Fund and the Merger Arbitrage Fund had open forward foreign currency contracts having a net unrealized depreciation of $(201,503) and $(2,875,493), respectively.

Additional Derivative Information

The Funds are required to disclose; a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Funds related to the derivatives.

The fair value of derivative instruments on the Statements of Assets and Liabilities have the following risk exposure at June 30, 2025:

	Fair Value

Fund	Asset Derivative		Liability Derivative

Event Driven Fund

Equity Price Risk	$13,850	(1)(2)	$331,157	(2)(3)

Foreign Exchange Risk	2,592	(4)	204,095	(4)

Merger Arbitrage Fund

Equity Price Risk	$169,984	(1)(2)	$3,050,000	(3)

Foreign Exchange Risk	28,950	(4)	2,904,443	(4)

(1)	Statement of Assets and Liabilities location: Investments, at value. Purchased options only.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on total return swaps.
(3)	Statement of Assets and Liabilities location: Written options contracts, at value.
(4)	Statement of Assets and Liabilities location: Unrealized appreciation and depreciation on forward foreign currency contracts.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

ANNUAL FINANCIALS AND OTHER INFORMATION | 33

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

The following tables present derivative instruments that are subject to enforceable netting arrangements as of June 30, 2025:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities	Gross Liabilities Recognized in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount

Event Driven Fund

Forward Currency Contracts – Assets	$2,592	$—	$2,592	$(2,592)	$—	$—

Forward Currency Contracts – Liabilities	—	(204,095)	(204,095)	2,592	—	(201,503)

Swaps – Assets	9,300	—	9,300	(9,300)	—	—

Swaps – Liabilities	—	(53,607)	(53,607)	9,300	—	(44,307)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities

Fund	Gross Assets Recognized in the Statements of Assets & Liabilities	Gross Liabilities Recognized in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instrument	Cash Collateral Received	Net Amount

Merger Arbitrage Fund

Forward Currency Contracts – Assets	$28,950	$—	$28,950	$(28,950)	$—	$—

Forward Currency Contracts – Liabilities	—	(2,904,443)	(2,904,443)	28,950	—	(2,875,493)

Swaps – Assets	119,984	—	119,984	—	—	119,984

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2025, is as follows:

	Net Realized Gain/(Loss) on Derivatives		Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives

Event Driven Fund

Equity Price Risk	$(597,727	)(1)(2)(3)	$(243,030	)(5)(6)(7)

Foreign Exchange Risk	(740,253	)(4)	(200,056	)(8)

Merger Arbitrage Fund

Equity Price Risk	$(4,938,384	)(1)(2)(3)	$(2,678,292	)(5)(6)(7)

Foreign Exchange Risk	1,723,025	(4)	(2,506,134	)(8)

(1)	Statement of Operations location: Investments from unaffiliated issuers amounting $(309,049) and $(2,287,690) for Event Driven Fund and Merger Arbitrage Fund, respectively.
(2)	Statement of Operations location: Realized gain (loss) on swap contracts.
(3)	Statement of Operations location: Realized gain (loss) on written options contracts.
(4)	Statement of Operations location: Realized gain (loss) on Forward foreign currency contracts.
(5)	Statement of Operations location: Investments from unaffiliated issuers amounting $(189,441) and $(2,921,945) for Event Driven Fund and Merger Arbitrage Fund, respectively.
(6)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on swap contracts.
(7)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on written options contracts.
(8)	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on Forward foreign currency contracts.

The average monthly volume of derivative activity for the year ended June 30, 2025 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)

Event Driven Fund

Purchased Options Contracts	1,706	$177,356

Written Options Contracts	(1,430)	(357,341)

Forward Contracts Long	—	11,390,340

Forward Contracts Short	—	(11,427,625)

Swap Contracts	—	10,708

Merger Arbitrage Fund

Purchased Options Contracts	15,398	$2,433,455

Written Options Contracts	(15,672)	(4,764,926)

Forward Contracts Long	—	112,455,882

Forward Contracts Short	—	(112,716,067)

Swap Contracts	—	33,761

Amounts	designated as “—” are $0.

Note 4. Securities Lending

Effective January 7, 2020, the Investment Adviser entered into a securities lending agreement with The Bank of New York Mellon (“BNY” or the “Lending Agent”).

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement (“SLA”), which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

ANNUAL FINANCIALS AND OTHER INFORMATION | 34

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of June 30, 2025:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-Cash Collateral Received(1)	Net Amount

Event Driven Fund	$—	$—	$—	$—

Merger Arbitrage Fund	$9,693,920	$308	$9,693,612	$—

(1)	Collateral received in excess of fair value of securities on loan is not presented in this table. The total collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at June 30, 2025 are shown in the Investment Portfolio. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2025, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2025:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total

Event Driven Fund

Repurchase Agreements	$414	$—	$—	$—	$414

U.S. Government Securities	—	—	—	—	—

Total	$414	$—	$—	$—	$414

Merger Arbitrage Fund

Repurchase Agreements	$308	$—	$—	$—	$308

U.S. Government Securities	—	—	—	9,916,638	9,916,638

Total	$308	$—	$—	$9,916,638	$9,916,946

Amounts designated as “—” are $0.

Each Fund could seek additional income by making secured loans of its portfolio securities through its custodian. Such loans would be in an amount not greater than one-third of the value of the Fund’s total assets. BNY would charge a fund fees based on a percentage of the securities lending income.

The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day.

The Funds would receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower would pay the Fund a loan premium fee. If the collateral consists of cash, BNY would reinvest the cash in repurchase agreements and money market accounts. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund would recall the loaned securities upon reasonable notice in order that the securities could be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also could call such loans in order to sell the securities involved.

Securities lending transactions were entered into pursuant to SLA, which would provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

ANNUAL FINANCIALS AND OTHER INFORMATION | 35

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaulted, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by BNY. BNY’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Note 5. U.S. Federal Income Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

These differences include (but are not limited to) investments organized as partnerships for tax purposes, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, deferred losses from unsettled short transactions, capitalized dividend, passive foreign investment company, swap income, constructive sale gain, defaulted bonds, tax treatment of net operating loss and different treatment for gains and losses on paydowns for tax purposes. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

As of June 30, 2025, permanent differences mainly resulting from remaining capital loss carryover subject to annual limitation and non-deductible expenses from partnership investments, were identified and reclassified amount the components of the Funds’ net assets as follows:

	Distributable Earnings (Loss)	Paid-in- Capital

Event Driven Fund	$590	$(590)

Merger Arbitrage Fund	(474,307)	474,307

At June 30, 2025, the Funds’ most recent tax year end, components of distributable earnings (accumulated losses) on a tax basis is as follows:

	Undistributed Income	Undistributed Long-Term Capital Gain	Other Temporary Differences(1)	Accumulated Capital and Ordinary Deferral Losses	Net Tax Appreciation/ (Depreciation)	Total Distributable Earnings (Accumulated Losses)

Event Driven Fund	$—	$—	$(1)	$(177,378,993)	$(2,240,870)	$(179,619,864)

Merger Arbitrage Fund	—	—	5,563,413	(7,991,879)	14,657,849	12,229,383

(1)	Other temporary differences for Merger Arbitrage Fund is comprised primarily of the remaining capital loss carryover subject to annual limitation.

At June 30, 2025, the respective Funds had capital loss carryovers as indicated below. The capital loss carryovers are available to offset future realized capital gains. For Merger Arbitrage Fund the capital loss carryover may be subject to annual limitations.

Fund	No Expiration Short-Term	No Expiration Long- Term	Total

Event Driven Fund	$162,808,605	$14,038,615	$176,847,220

Merger Arbitrage Fund	5,565,228	—	5,565,228

ANNUAL FINANCIALS AND OTHER INFORMATION | 36

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

For the fiscal year ended June 30, 2025, the Event Driven Fund utilized capital losses carryover from prior years in the amount of $3,055,768 and Merger Arbitrage Fund utilized capital losses carryover from prior years in the amount of $474,307.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through June 30, 2025, and specified losses realized on investment transactions from November 1, 2024 through June 30, 2025. For the fiscal year ended June 30, 2025, the Funds elected to defer the following losses:

Fund	Realized Capital Losses	Ordinary Losses

Event Driven Fund	$—	$531,772

Merger Arbitrage Fund	—	2,426,651

The tax character of distributions paid during the years ended June 30 is as follows:

	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total Distribution Paid

Event Driven Fund

2025	$404,285	$—	$—	$404,285

2024	707,000	—	—	707,000

Merger Arbitrage Fund

2025	$46,250,966	$—	$—	$46,250,966

2024	38,974,307	—	—	38,974,307

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at June 30, 2025 were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Tax Cost

Event Driven Fund	$2,302,151	$(4,543,021)	$(2,240,870)	$106,749,996

Merger Arbitrage Fund	17,208,541	(2,550,692)	14,657,849	901,859,802

For Federal income tax purposes, the cost of investments owned at June 30, 2025 were different from amounts reported for financial reporting purposes primarily due to investments in partnerships, passive foreign investment company, wash sale losses, and constructive sales.

Note 6. Advisory, Administration, Service and Distribution, Trustee, and Other Fees Investment Advisory Fees

For its investment advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with the Investment Adviser for the year ended June 30, 2025:

Fund	Annual Advisory Fee Rate to the Investment Adviser

Event Driven Fund	1.00%

Merger Arbitrage Fund	1.00%

NexPoint has entered into a Services Agreement (the “Services Agreement”) with Skyview Group (“Skyview”) pursuant to which NexPoint will receive administrative and operational support services to enable it to provide the required advisory services to the Funds.

ANNUAL FINANCIALS AND OTHER INFORMATION | 37

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

The Investment Adviser, and not the Funds, will compensate all Investment Adviser and Skyview personnel who provide services thereunder.

Certain Skyview personnel are dual-employees of NexPoint Services, Inc., a wholly-owned subsidiary of the Investment Adviser. The same services are being performed by the dual-employees. The Investment Adviser, and not the Funds, will compensate all Investment Adviser, Skyview, and dual-employee personnel who provide services to the Funds.

Administration Fees

NexPoint provides administration services to the Event Driven Fund and the Merger Arbitrage Fund for a monthly administration fee. For its services, the Investment Adviser receives a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of Fund’s Average Daily Managed Assets. Under a separate sub-administration agreement, NexPoint delegates certain administrative functions and pays SEI Investments Global Funds Services (the “Sub-Administrator”) a portion of the fees it receives from each Fund.

Service and Distribution Fees

NexPoint Securities, Inc. (the “Underwriter”), serves as the principal underwriter and distributor of each Fund’s shares. The Underwriter receives the front-end sales charge imposed on the sale of Class A Shares and the contingent deferred sales charge (“CDSC”) imposed on certain redemptions of Class A and Class C Shares. For the year ended June 30, 2025, the Underwriter received $548 and $14,970 of front end sales charges for Class A Shares of the Event Driven Fund and the Merger Arbitrage Fund, respectively. The Underwriter did not receive CDSC fees for Class C Shares of the Event Driven Fund and the Merger Arbitrage Fund.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for Class A Shares and Class C Shares of the Funds, which requires the payment of a monthly fee to the Underwriter at an annual rate of the average daily net assets of each class as follows:

Fund	Class A Shares	Class C Shares

Event Driven Fund	0.35%	1.00%

Merger Arbitrage Fund	0.35%	1.00%

For the year ended June 30, 2025, the Distribution and Service fees, which are included on the Statements of Operations for each class, were as follows:

Fund	Class A Fees	Class C Fees

Event Driven Fund	$15,466	$14,293

Merger Arbitrage Fund	215,696	234,378

Expense Limits and Fee Reimbursements

For the Event Driven Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.50% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2025, and may not be terminated prior to this date without the action or consent of the Board of Trustees. For Merger Arbitrage Fund, the Investment Adviser contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the 1940 Act, taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the “Excluded Expenses”)) to 1.54% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will continue through at least October 31, 2025, and may not be terminated prior to this date without the action or consent of the Board of Trustees.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to the Funds within thirty-six months of the date such amounts were waived or reimbursed, provided the Funds’ total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement. There can be no assurance that these fee reductions will be sufficient to avoid any loss. On June 30, 2025, the amounts subject to possible future recoupment under each Fund’s expense limitations were as follows:

	June 30, 2025

	2026	2027	2028

Event Driven Fund	$240,842	$228,804	$323,559

Merger Arbitrage Fund	$1,880,283	$1,983,810	$1,663,283

ANNUAL FINANCIALS AND OTHER INFORMATION | 38

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

During the year ended June 30, 2025, the Investment Adviser did not recoup any amounts previously waived or reimbursed. During the year ended June 30, 2025, Event Driven Fund and Merger Arbitrage Fund had $182,078 and $1,406,169, respectively, of fees previously waived and or reimbursed by the Investment Adviser that were eligible for recoupment expire.

Fees Paid to Officers and Trustees

Each Trustee who oversees all of the funds in the NexPoint Fund Complex receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. The annual retainer for a Trustee who does not oversee all of the funds in the NexPoint Fund Complex is prorated based on the portion of the $150,000 annual retainer allocable to the funds overseen by such Trustee. The Chairman of the Board receives an additional annual payment of $20,000 and the Chairperson of each committee receives an additional annual payment of $10,000 payable in quarterly installments and allocated among each portfolio in the NexPoint Fund Complex based on relative net assets. Trustees are reimbursed for actual out-of-pocket expenses relating to attendance at meetings. The “NexPoint Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers as of the date of this report and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act, which are each advised by the Investment Adviser or its affiliated advisers.

The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee Meetings. The Trustees do not have any pension or retirement plan.

Note 7. Disclosure of Significant Risks and Contingencies

The Funds’ investments expose the Funds to various risks, certain of which are discussed below. Please refer to each Fund’s Prospectus and Statement of Additional Information for a full listing of risks associated with each Fund’s investments.

Asset-Backed Securities Risk

The risk that, as asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. Investments in asset-backed securities may also be subject to valuation risk.

Collateralized Loan Obligations Risk

A collateralized loan obligation (CLO) is an asset-backed security whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, such as interest rate risk, issuer credit and liquidity risks. These investments are also subject to the risks associated with a decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults and investor aversion to these types of securities as a class. CLOs issue classes or “tranches” that vary in risk and yield.

Contingent Convertible Securities Risk

Contingent convertible securities are fixed-income securities or preferred stocks that automatically convert into equity securities of the issuer or undergo a principal write-down by a pre-determined percentage upon the occurrence of certain events (a “Trigger Event”). Contingent convertible securities may expose the Fund to stock market risk. The Fund treats contingent convertible securities as fixed-income securities for purposes of its investment policies and limitations, because they should perform like other fixed income securities unless a Trigger Event occurs.

Convertible Securities Risk

The risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other economic conditions; industry fundamentals; market sentiment; the issuer’s operating

ANNUAL FINANCIALS AND OTHER INFORMATION | 39

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covenant-Lite Loans Risk

Loans in which a Fund invests include covenant-lite loans, which carry more risk to the lender than traditional loans as they may contain fewer or less restrictive covenants on the borrower than traditionally included in loan documentation or may contain other borrower-friendly characteristics. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant-lite loans and debt securities than its holdings of loans or securities with the usual covenants.

Credit Risk

The issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Funds’ net asset value and the market price of the Funds’ shares.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Funds seek exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Funds, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Funds’ ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Funds as well as the Funds’ ability to pursue its investment objective through the use of such instruments.

Distressed and Defaulted Securities Risk

The Fund may invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging Markets Risk

The risk of investing in securities of issuers tied economically to emerging markets, which entails all of the risks of investing in securities of non-U.S. issuers detailed below under “Non-U.S. Securities Risk” to a

ANNUAL FINANCIALS AND OTHER INFORMATION | 40

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; (iii) greater fluctuations in currency exchange rates; and (iv) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Equity Securities Risk

The risk that stock prices will fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Exchange-Traded Funds (“ETF”) Risk

The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors.

Extension Risk

The risk that when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Financial Services Industry Risk

The risk associated with the fact that the Funds’ investments in senior loans (“Senior Loans”) are arranged through private negotiations between a borrower (“Borrower”) and several financial institutions. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of Borrowers can negatively affect financial services companies. The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. This change may make it more difficult for the Investment Adviser to analyze investments in this industry. Additionally, the recently increased volatility in the financial markets and implementation of the recent financial reform legislation may affect the financial services industry as a whole in ways that may be difficult to predict.

Financial Services Sector Risk

The risk associated with investments in the financial services sector. Such investments may be subject to credit risk, interest rate risk, and regulatory risk, among others. Banks and other financial institutions can be affected by such factors as downturns in the U.S. and foreign economies and general economic cycles, fiscal and monetary policy, adverse developments in the real estate market, the deterioration or failure of other financial institutions, and changes in banking or securities regulations.

Fixed Income Market Risk

The risk that fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Funds may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Hedging Risk

Each Fund may engage in “hedging,” the practice of attempting to offset a potential loss in one position by

ANNUAL FINANCIALS AND OTHER INFORMATION | 41

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

establishing an opposite position in another investment. Hedging strategies in general are usually intended to limit or reduce investment risk, but can also be expected to limit or reduce the potential for profit. For example, if a fund has taken a defensive posture by hedging its portfolio, and stock prices advance, the return to investors will be lower than if the portfolio had not been hedged. No assurance can be given that any particular hedging strategy will be successful, or that the Investment Adviser will elect to use a hedging strategy at a time when it is advisable.

Illiquid and Restricted Securities Risk

The investments made by the Funds may be illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Funds’ expense, the Funds’ expenses would be increased.

Industry and Sector Focus Risk

The risk that issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. If the Investment Adviser invests a significant percentage of the Funds’ assets in issuers within an industry or sector, the Funds’ performance may be affected by conditions in that industry or sector.

Information Technology Sector Risk

The risk that a Fund may be impacted by risks faced by companies in the information technology sector. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Lender Liability Risk

A number of judicial decisions have upheld the right of Borrowers to sue lending institutions on the basis of various evolving legal theories founded upon the premise that an institutional Lender has violated a duty of good faith and fair dealing owed to the Borrower or has assumed a degree of control over the Borrower resulting in a creation of a fiduciary duty owed to the

ANNUAL FINANCIALS AND OTHER INFORMATION | 42

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

Borrower or its other creditors or shareholders. Because of the nature of certain of the Funds’ investments, the Funds or the Investment Adviser could be subject to such liability.

Limited Information Risk

The risk associated with the fact that the types of Senior Loans in which the Funds will invest historically may not have been rated by a NRSRO, have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Funds will generally have access to financial and other information made available to the Lenders in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Funds and its ability to meet its investment objective is more dependent on the analytical ability of the Investment Adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

Liquidity Risk

The risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Funds from selling particular securities or unwinding derivative positions at desirable prices. At times, a major portion of any portfolio security may be held by relatively few institutional purchasers. Even if the Funds consider such securities liquid because of the availability of an institutional market, such securities may become difficult to value or sell in adverse market or economic conditions.

Management Risk

The risk associated with the fact that the Funds rely on the Investment Adviser’s ability to achieve its investment objective. The Investment Adviser may be incorrect in its assessment of the intrinsic value of the companies whose securities the Funds hold, which may result in a decline in the value of fund shares and failure to achieve its investment objective. The Funds’ portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Merger Arbitrage and Event-Driven Risk

The risk that the Investment Adviser’s evaluation of the outcome of a proposed event, whether it be a merger, reorganization, regulatory issue or other event, will prove incorrect and that the Funds’ return on the investment will be negative. Even if the Investment Adviser’s judgment regarding the likelihood of a specific outcome proves correct, the expected event may be delayed or completed on terms other than those originally proposed, which may cause the Funds to lose money. The Funds’ expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The Funds’ principal investment strategies are not specifically designed to benefit from general appreciation in the equity markets or general improvement in the economic conditions in the global economy. Accordingly, the Funds may underperform the broad equity markets under certain market conditions, such as during periods when there has been rapid appreciation in the equity markets. The Funds may also underperform the broad equity markets if it holds a significant portion of its assets in cash and money market instruments for an extended period of time due to a lack of merger arbitrage opportunities.

Mid-Cap Company Risk

The risk that investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

MLP Risk

The risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may invest in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in certain instances. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to

ANNUAL FINANCIALS AND OTHER INFORMATION | 43

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows and changes in the regulatory environment could adversely affect the profitability of MLPs. Investments in MLP units also present special tax risks. See “MLP Tax Risk” below.

MLP Tax Risk

The risk that the MLPs in which the Funds invests will fail to be treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain its partnership status, or if it is unable to do so because of tax or other law changes, it would be treated as a corporation for U.S. federal income tax purposes. In that case, the MLP would be obligated to pay U.S. federal income tax (as well as state and local taxes) at the entity level on its taxable income, and distributions received by a Fund would be characterized as dividend income to the extent of the MLP’s current and accumulated earnings and profits for federal tax purposes. The classification of an MLP as a corporation for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and the value of a Fund’s investment in any such MLP. As a result, the value of a Fund’s shares and the cash available for distribution to Fund shareholders could be reduced.

Non-Diversification Risk

The risk that an investment in the Funds could fluctuate in value more than an investment in a diversified fund. As a non-diversified fund for purposes of the 1940 Act, the Funds may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Funds’ investments in fewer issuers may result in the Funds’ shares being more sensitive to the economic results of those issuers. An investment in the Funds could fluctuate in value more than an investment in a diversified fund.

Non-Payment Risk

The risk of non-payment of scheduled interest and/or principal with respect to debt instruments. Non-payment would result in a reduction of income to the Funds, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Funds.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Funds’ yield on any such securities.

Ongoing Monitoring Risk

The risk associated with ongoing monitoring of the Agent. On behalf of the several Lenders, the Agent generally will be required to administer and manage the Senior Loans and, with respect to collateralized Senior Loans, to service or monitor the collateral. Financial difficulties of Agents can pose a risk to the Funds. Unless, under the terms of the loan, the Funds have direct recourse against the Borrower, the Funds may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a Borrower.

Operational and Technology Risk

The risk that cyberattacks, disruptions, or failures that affect the Funds’ service providers, counterparties, market participants, or issuers of securities held by the Funds may adversely affect the Funds and its shareholders, including by causing losses for the Funds or impairing Fund operations.

Options Risk

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets

ANNUAL FINANCIALS AND OTHER INFORMATION | 44

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events.

When a Fund writes a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

When a Fund writes a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Funds’ potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Funds risk a loss equal to the entire exercise price of the option minus the put premium.

Payment-in-Kind (“PIK”) Securities Risk

The risk that the value of PIK securities held by the Funds may be more sensitive to fluctuations in interest rates than other securities. PIKs pay all or a portion of their interest or dividends in the form of additional securities. Federal tax law requires that the interest on PIK bonds be accrued as income to a Fund regardless of the fact that a Fund will not receive cash until such securities mature. Since the income must be distributed to shareholders, the Funds may be forced to liquidate other securities in order to make the required distribution.

Portfolio Turnover Risk

The risk that the Funds’ high portfolio turnover will increase the Funds’ transaction costs and may result in increased realization of net short-term capital gains

(which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Prepayment Risk

The risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Funds to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Funds’ shares.

Regulatory Risk

The risk that to the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of loan interests for investment by the Funds may be adversely affected.

Risk of Substantial Redemptions

The risk that if substantial numbers of shares in the Funds were to be redeemed at the same time or at approximately the same time, the Funds might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. The Funds might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them.

Securities Lending Risk

The Funds may make secured loans of its portfolio securities. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Funds, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Securities Market Risk

The risk that the value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time

ANNUAL FINANCIALS AND OTHER INFORMATION | 45

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Funds.

Senior Loans Risk

A Funds’ investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. As with any debt instrument, Senior Loans are generally subject to the risk of price declines and to increases in interest rates, particularly long- term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, Senior Loans may not mitigate price declines in a rising long- term interest rate environment. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Funds could sell a loan, and could adversely affect the Funds’ income. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans. Although Senior Loans in which the Funds will invest will often be secured by collateral, there can be no assurance that liquidation of such collateral would satisfy the Borrower’s obligation in the event of a default or that such collateral could be readily liquidated.

Shareholder Concentration Risk

The risk that large redemptions by a small number of large shareholders can harm remaining shareholders. Particularly large redemptions may affect asset allocation decisions and could adversely impact remaining Fund shareholders. Due to the ongoing liquidation of the Fund, certain material shareholders hold large amounts of shares of the Fund.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Small-Cap Company Risk

The risk that investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds (“Underlying Funds”) may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Special Purpose Acquisition Companies Risk

A Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or may be subject to restrictions on resale. An

ANNUAL FINANCIALS AND OTHER INFORMATION | 46

Notes to Financial Statements (continued)

June 30, 2025	NexPoint Funds I

investment in an SPAC is subject a variety of risks, including that (i) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; (ii) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (iii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (iv) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (v) the warrants or other rights with respect to the SPAC held by the Funds may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) the Funds will be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (vii) an investment in an SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) no or only a thinly traded market for shares of or interests in an SPAC may develop, leaving a Fund unable to sell its interest in an SPAC or to sell its interest only at a price below what a Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Swaps Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Funds’ direct investments in securities.

Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a

Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

The value of swaps can be very volatile, and a variance in the degree of volatility or in the direction of securities prices from the Investment Adviser’s expectations may produce significant losses in a Fund’s investments in swaps. In addition, a perfect correlation between a swap and a reference asset may be impossible to achieve. As a result, the Investment Adviser’s use of swaps may not be effective in fulfilling the Investment Adviser’s investment strategies and may contribute to losses that would not have been incurred otherwise.

Tax Risk

The risk that the U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Funds to be exposed to unexpected tax liability.

Technology Sector Risk

The risk associated with investments in the technology sector. Technology related companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment or technologies will not be accepted by

ANNUAL FINANCIALS AND OTHER INFORMATION | 47

Notes to Financial Statements (concluded)

June 30, 2025	NexPoint Funds I

consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. Many technology companies have limited operating histories.

Undervalued Stocks Risk

The risk that an undervalued stock may decrease in price or may not increase in price as anticipated by the Investment Adviser if other investors fail to recognize the company’s value or the factors that the Investment Adviser believes will cause the stock price to increase do not occur.

Note 8. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the year ended June 30, 2025, were as follows:

	U.S Government Securities(1)		Other Securities

	Purchases	Sales	Purchases	Sales

Event Driven Fund	$—	$—	$349,764,130	$301,400,693

Merger Arbitrage Fund	—	—	3,114,021,119	2,906,423,388

(1)	The Funds did not have any purchases or sales of U.S. Government Securities for the year ended June 30, 2025.

Note 9. Indemnification

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may rise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 10. Recent Accounting Pronouncement

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Investment Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

Note 11. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes.

ANNUAL FINANCIALS AND OTHER INFORMATION | 48

Report of Independent Registered Public Accounting Firm

June 30, 2025	NexPoint Funds I

To the Shareholders of NexPoint Event Driven Fund

and NexPoint Merger Arbitrage Fund and

Board of Trustees of NexPoint Funds I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of NexPoint Funds I comprising the funds listed below (the “Funds”) as of June 30, 2025, the related statements of operations, cash flows and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations and their cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows*	Statement(s) of Changes in Net Assets	Financial Highlights

NexPoint Event Driven Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, 2022, and 2021

NexPoint Merger Arbitrage Fund	For the year ended June 30, 2025	For the years ended June 30, 2025 and 2024	For the years ended June 30, 2025, 2024, 2023, 2022, and 2021

*	Statement of cash flows is only applicable to NexPoint Event Driven Fund

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, agent banks, transfer agent and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 28, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION | 49

Additional Information (unaudited)

June 30, 2025	NexPoint Funds I

Tax Information

For shareholders that do not have a June 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2025 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended June 30, 2025, the following Funds are designating the following items with regard to earnings for the year.

	Return of Capital	Long-Term Capital Gain	Ordinary Income Distribution	Total Distribution

Event Driven Fund	0.00%	0.00%	100.00%	100.00%

Merger Arbitrage Fund	0.00%	0.00%	100.00%	100.00%

	Dividends Received Deduction(1)	Qualified Dividend Income(2)	Qualifying Business Income(3)	Interest Related Dividends(4)

Event Driven Fund	0.00%	2.77%	0.00%	60.09%

Merger Arbitrage Fund	2.83%	5.10%	0.37%	8.04%

Short-Term Capital Gain Dividends(5)

Event Driven Fund	0.00%

Merger Arbitrage Fund	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.
(4)

The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividend” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2025, the Trustees and officers of each Fund as a group owned less than 1% of the then outstanding shares of each class of shares of each Fund.

Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Fund’s outstanding voting securities. Unless otherwise noted, as of June 30, 2025, the only persons known by the Fund to own of record, or beneficially 25% or more of the outstanding shares of the Fund were as follows:

Name and Address	Outstanding Shares Held	Percentage of Class (%)

NexPoint Merger Arbitrage Fund – Class A	—	—

NexPoint Event Driven Fund – Class C

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	35,232	31.52%

ANNUAL FINANCIALS AND OTHER INFORMATION | 50

Additional Information (unaudited) (concluded)

June 30, 2025	NexPoint Funds I

Name and Address	Outstanding Shares Held	Percentage of Class (%)

Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market Street St. Louis, MO 63103-2523	31,158	27.87%

NexPoint Event Driven Fund – Class Z

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA	1,771,200	38.49%

NexPoint Merger Arbitrage Fund – Class A	—	—

NexPoint Merger Arbitrage Fund – Class C

LPL Financial Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Dr. San Diego, CA 92121-3091	296,431	25.03%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	541,743	45.74%

NexPoint Merger Arbitrage Fund – Class Z

Charles Schwab & Co. Inc. Attn: Mutual Funds Dept. 101 Montgomery St. San Francisco, CA	15,197,239	29.78%

National Financial Services LLC For Exclusive Benefit of Our Customers, Attn: Mutual Fund Dept., 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	13,796,646	27.04%

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with the Adviser.

ANNUAL FINANCIALS AND OTHER INFORMATION | 51

Other Information (Form N-CSR Items 8-11) (unaudited)

June 30, 2025	NexPoint Funds I

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

ANNUAL FINANCIALS AND OTHER INFORMATION | 52

Important Information About This Report

Investment Adviser

NexPoint Asset Management, L.P.

300 Crescent Court, Suite 700

Dallas, TX 75201

Transfer Agent

SS&C Technologies, Inc.

430 W. 7th Street, Suite 219424

Kansas City, Missouri 64105-1407

Underwriter

NexPoint Securities, Inc.

2515 McKinney Avenue, Suite 1100

Dallas, TX 75201

Custodian

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Fund Counsel

K&L Gates LLP

1 Congress St., Suite 2900

Boston, MA 02114-2023

This report has been prepared for shareholders of NexPoint Event Driven Fund and NexPoint Merger Arbitrage Fund (collectively, the “Funds”). As of January 1, 2021, paper copies of the Funds’ shareholder reports will no longer be sent by mail. Instead, the reports will be made available on https://www.nexpointassetmgmt.com/resources/#forms. you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the Funds or from your financial intermediary free of charge at any time. For additional information regarding how to access the Funds’ shareholder reports, or to request paper copies by mail, please call shareholder services at 1-877-665-1287.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the on the Funds’ website at www.nexpointassetmgmt.com.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-PORT are available on the Funds’ website at www.nexpointassetmgmt.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

ANNUAL FINANCIALS AND OTHER INFORMATION | 53

NexPoint Funds I

c/o SS&C Technologies, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

NexPoint Funds I

ANNUAL FINANCIALS AND OTHER INFORMATION,

June 30, 2025

www.nexpointassetmgmt.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

NexPoint Event Driven Fund: Not Applicable.

NexPoint Merger Arbitrage Fund: Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

NexPoint Event Driven Fund: Not Applicable.

NexPoint Merger Arbitrage Fund: Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

NexPoint Event Driven Fund: Remuneration items are included as part of the Financial Statements filed under Item 7 of this form.

NexPoint Merger Arbitrage Fund: Remuneration items are included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

NexPoint Event Driven Fund: Not applicable.

NexPoint Merger Arbitrage Fund: Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable.

(a)(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEXPOINT FUNDS I

By (Signature and Title):
/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):
/s/ Frank Waterhouse

Frank Waterhouse

Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: September 8, 2025